Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of vessels, net

	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2014	$88,078	$(25,768)	$62,310
Depreciation	—	(3,585)	(3,585)
Disposal of vessels	(42,674)	13,145	(29,529)
Leased vessels	7,000	—	7,000
Vessel impairment charge	(18,891)	—	(18,891)
December 31, 2015	$33,513	$(16,208)	$17,305
Depreciation	—	(1,938)	(1,939)
Disposal of vessels	(18,915)	16,956	(1,959)
Leased vessels	(7,000)	—	(7,000)
Vessel impairment charge	(4,286)		(4,286)
December 31, 2016	$3,312	$(1,190)	$2,122
Depreciation	—	(113)	(113)
December 31, 2017	$3,312	$(1,303)	$2,009